UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha,   NE 68137

(Address of principal executive offices)(Zip code)

James Ash

             Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

         (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

9/30

Date of reporting period: 6/30/12

Item 1.  Schedule of Investments.

The Guardian Fund
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares/Contracts		Value

	COMMON STOCK - 15.97%
	CHEMICALS - 5.25%
1,400	CF Industries Holdings, Inc. * >	$ 271,236

	MINING - 3.76%
5,700	Freeport-McMoran Copper & Gold, Inc. * >	194,199

	OIL & GAS - 3.35%
2,600	Continental Resources, Inc. * >	173,212

	OIL & GAS SERVICES - 3.61%
2,900	National-Oilwell Varco, Inc. * >	186,876

	TOTAL COMMON STOCK ( Cost - $925,479)	825,523

	EXCHANGE TRADED FUNDS - 76.45%
	EQUITY FUND - 76.45%
29,000	SPDR S&P 500 ETF Trust > ( Cost - $3,825,222)	3,951,830

	PURCHASED CALL OPTIONS - 0.81%
14	CF Industries Holdings, Inc.
	Expiration July 2012, Exercise Price $175.00 ^	27,720
14	CF Industries Holdings, Inc.
	Expiration July 2012, Exercise Price $195.00 ^	7,280
50	Freeport-McMoran Copper & Gold, Inc.
	Expiration July 2012, Exercise Price $34.00 ^	4,950
50	Freeport-McMoran Copper & Gold, Inc.
	Expiration July 2012, Exercise Price $40.00 ^	100
29	National-Oilwell, Varco, Inc.
	Expiration July 2012, Exercise Price $67.50 ^	2,030
29	National-Oilwell, Varco, Inc.
	Expiration July 2012, Exercise Price $77.50 ^	58
	TOTAL PURCHASED CALL OPTIONS ( Cost - $31,961)	42,138

	PURCHASED PUT OPTIONS - 0.27%
14	CF Industries Holdings, Inc.
	Expiration July 2012, Exercise Price $180.00 ^	2,352
26	Continental Resources, Inc.
	Expiration July 2012, Exercise Price $60.00 ^	2,080
57	Freeport-McMoran Copper & Gold, Inc.
	Expiration July 2012, Exercise Price $29.00 ^	855
29	National-Oilwell, Varco, Inc.
	Expiration July 2012, Exercise Price $60.00 ^	2,233
290	SPDR S&P 500 ETF Trust
	Expiration July 2012, Exercise Price $127.00 ^	6,380
	TOTAL PURCHASED PUT OPTIONS ( Cost - $73,516)	13,900

The Guardian Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)
Shares		Value

	SHORT-TERM INVESTMENTS - 2.11%
	MONEY MARKET FUND - 2.11%
109,197	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.18% +	$ 109,197
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $109,197)	109,197

	TOTAL INVESTMENTS - 95.61% ( Cost - $4,965,375) (a)	$ 4,942,588
	CALL OPTIONS WRITTEN - (0.63) %	(32,582)
	OTHER ASSETS LESS LIABILITIES - 5.02%	259,401
	NET ASSETS - 100.00%	$ 5,169,407

Contracts
	CALL OPTIONS WRITTEN - (0.63) % **
28	CF Industries Holdings, Inc.
	Expiration July 2012, Exercise Price $185.00 ^	$ 32,060
58	National-Oilwell, Varco, Inc.
	Expiration July 2012, Exercise Price $72.50 ^	522
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $17,863) (a)	$ 32,582
__________
* Subject to written call option.
> Security is pledged as collateral for options written.
^ Non-income producing.
+ Money Market Fund; interest rate reflects seven-day effective yield on June 30, 2012.
** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes, including options written, is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 174,074
	Unrealized depreciation	(211,580)
	Net unrealized depreciation	$ (37,506)

The Guardian Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,  default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level  input that is significant to the fair value measurement in its entirety.

The Guardian Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 825,523	$ -	$ -	$ 825,523
Exchange Traded Funds	3,951,830	-	-	3,951,830
Purchased Call Options	42,138	-	-	42,138
Purchased Put Options	13,900	-	-	13,900
Short-Term Investments	109,197	-	-	109,197
Total	$ 4,942,588	$ -	$ -	$ 4,942,588

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$ 32,582	$ -	$ -	$ 32,582
Total	$ 32,582	$ -	$ -	$ 32,582
The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of
Level 1 & Level 2 during the period. It is the fund’s policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, President

Date

8/22/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

Andrew Rogers, President

Date

8/22/12

By (Signature and Title)

*/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date

8/22/12